Pension liability - Major Categories of Plan Assets as a Percentage of the Total Fair Value of Plan Assets (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Target Plan Asset Allocations	100.00%	100.00%
Shares and other equity instruments
Defined Benefit Plan Target Plan Asset Allocations	18.00%	15.00%
Bonds
Defined Benefit Plan Target Plan Asset Allocations	62.00%	64.00%
Properties and real estate
Defined Benefit Plan Target Plan Asset Allocations	15.00%	17.00%
Other
Defined Benefit Plan Target Plan Asset Allocations	5.00%	4.00%